Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company's shareholders	$ 43,380	¥ 291,124	¥ 237,098	¥ 126,190
Earnings allocated to participating convertible notes | ¥			0	(10,019)
Net income for basic and diluted net income per share	$ 43,380	¥ 291,124	¥ 237,098	¥ 116,171
Denominator:
Weighted average ordinary shares outstanding for basic net income per share	121,270,491	121,270,491	112,938,635	73,003,248
Weighted average ordinary shares outstanding for diluted net income per share	121,421,582	121,421,582	119,329,432	73,003,248
Earnings per share
Basic | (per share)	$ 0.36	¥ 2.40	¥ 2.10	¥ 1.59
Diluted | (per share)	$ 0.36	¥ 2.40	¥ 1.99	¥ 1.59
Excess cash dividend | ¥			¥ 0
Outstanding convertible notes | $	$ 0
Convertible notes
Earnings per share
Interest rate			7.00%	7.00%
Anti-dilutive ordinary shares			40,521,494	40,521,494
Restricted Share Unit
Denominator:
Dilutive ordinary shares			6,390,797
Earnings per share
Anti-dilutive ordinary shares				7,300,000
Scrip dividend
Denominator:
Dilutive ordinary shares	151,091	151,091